General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Breakdown of General and Administrative Expenses

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€	€	€	€
Personnel expenses (Note 5)	(4,407,998)	(3,434,343)	(7,678,193)	(6,735,927)
Professional fees	(2,155,727)	(1,294,705)	(3,332,956)	(2,177,175)
Facilities, communication & office expenses	(1,466,955)	(1,419,334)	(3,147,222)	(2,910,607)
Accounting, tax and auditing fees	(850,599)	(537,961)	(2,104,685)	(897,314)
Consulting fees	(732,951)	(126,447)	(859,476)	(304,316)
Travel expenses	(399,111)	(455,717)	(1,023,140)	(778,450)
Other expenses	(1,300,726)	(504,923)	(2,967,238)	(1,301,237)
	(11,314,067)	(7,773,430)	(21,112,910)	(15,105,026)